UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06223

Legg Mason Tax-Free Income Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Robert I. Frenkel

Legg Mason Tax-Free Income Fund

100 First Stamford Place, 7th Floor

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: 07/01/2011–06/30/2012

Item 1 – Proxy Voting Record:

Proxy Voting Record – Legg Mason Investment Counsel Maryland Tax-Free Income Trust held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken,
President of Legg Mason Tax-Free Income Fund

Date:	August 24, 2012